OPERATING EXPENSES - Other administrative and general expenses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)
OPERATING EXPENSES
Fees	$ 943,781	$ 864,520		$ 758,986
Maintenance and repairs	900,251	757,861		592,493
Insurance	738,786	640,753		495,146
Data processing	473,059	362,621		363,105
Frauds and claims	346,899	258,834		182,916
Transport	233,856	232,471		198,828
Advertising	175,690	185,122		153,066
Cleaning and security services	129,460	117,966		111,717
Public services	125,433	119,949		149,029
Contributions and affiliations	109,038	116,118		101,727
Communications	74,685	72,501		71,861
Properties improvements and installation	66,438	70,845		64,554
Useful and stationery	57,061	55,045		53,476
Disputes, fines and sanctions	43,499	63,519		13,106
Real estate management	33,637	30,216		28,962
Travel expenses	31,813	25,600		10,713
Publications and subscriptions	22,574	20,644		17,775
Storage services	16,321	15,013		14,666
Legal expenses	14,136	10,573		6,834
Others	497,527	539,729		351,546
Total other administrative and general expenses	5,033,944	4,559,900		3,740,506
Taxes other than income tax	1,433,148	$ 929,512		719,593
Previously reported
OPERATING EXPENSES
Total other administrative and general expenses				3,521,920
Other expenses				$ 218,586
Vehicle maintenance
OPERATING EXPENSES
Maintenance and repairs	85,247
Computer equipment maintenance
OPERATING EXPENSES
Maintenance and repairs	$ 46,626
Out of court closing of contingency
OPERATING EXPENSES
Disputes, fines and sanctions			$ 4,000
Judgment against
OPERATING EXPENSES
Disputes, fines and sanctions			$ 2,500